Securities Operations
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055610

Cert NYS

1-15136

NYSE

RECD S.E.C.
APR 10 2003
081

April 10, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
APR 11 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, P&O PRINCESS CRUISES PLC (Name to be changed to CARNIVAL PLC), Trust Shares of beneficial interest in the P&O Princess Special Voting Trust (each representing Special Voting Share, £1.00 par value) and Special Voting Share, £1.00 par value (application for the Special Voting Share will be admitted for listing on the NYSE solely for technical purposes and will not be listed on the NYSE for trading privileges) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A (Amendment No. 1) received on April 10, 2003. Tentative listing date – April 21, 2003.

Sincerely,

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